Other Expenses and Adjustments (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Other expenses and adjustments

	2020 $	2019 $	2018 $
Included in research and development expenses:
Non-cash share-based compensation	1,043,373	561,420	680,541

Included in operating expenses
Depreciation - property and equipment	88,957	122,982	95,375
Depreciation - right-of-use assets	357,230	362,592	—
Non-cash share-based compensation	1,515,601	908,733	735,292
Transaction cost, warrant derivative	—	233,143	—
Onerous lease contract	—	—	67,588
Amortization - lease incentive liability	—	—	8,189